UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-0525

Seligman Income and Growth Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end:  12/31

Date of reporting period:  9/30/07

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Income and Growth Fund, Inc.
Schedule of Investments (unaudited)
September 30, 2007

	Shares, Warrants, Principal Amount or Shares Subject to Call/Put		Value

Common Stocks and Warrants 61.1%
Aerospace and Defense 1.5%
Boeing	7,600	shs.	$797,924
Honeywell International	8,800		523,336

			1,321,260

Air Freight and Logistics 0.4%
UTI Worldwide	13,300		305,634

Airlines 0.3%
Delta Air Lines*	13,700		245,915

Auto Components 0.8%
Goodyear Tire & Rubber	22,000		669,020

Automobiles 0.6%
General Motors	15,200		557,840

Biotechnology 1.1%
Cephalon*	5,300		387,218
Pharmion*	13,052		602,219

			989,437

Capital Markets 2.7%
Fortress Investment Group (Class A)	33,500		714,220
Goldman Sachs Group	3,000		650,220
Merrill Lynch	6,400		456,192
Morgan Stanley	8,800		554,400

			2,375,032

Chemicals 0.3%
E. I. du Pont de Nemours	4,700		232,932

Commercial Banks 1.6%
Fifth Third Bancorp	7,600		257,488
Wachovia	22,380		1,122,357

			1,379,845

Commercial Services and Supplies 0.6%
Avery Dennison	5,200		296,504
Waste Management	7,100		267,954

			564,458

Communications Equipment 3.6%
Alcatel-Lucent (ADR)*	70,095		713,567
Alcatel-Lucent (exercise price of $14.088, expiring 12/17/2007)*	615,414	wts.	7,846
Cisco Systems*	13,600	shs.	450,296
Comverse Technology*	72,161		1,434,200
QUALCOMM	13,400		566,284

			3,172,193

Computers and Peripherals 3.1%
Apple*	3,800		583,452
Hewlett-Packard	10,800		537,732
Network Appliance*	17,400		468,234
SanDisk*	5,200		286,520
Seagate Technology*	30,503		780,267

			2,656,205

Consumer Finance 1.2%
Capital One Financial	8,359		555,288
Discover Financial Services	22,350		464,880

			1,020,168

Containers and Packaging 2.0%
Packaging Corp. of America	12,400		360,468
Smurfit-Stone Container*	117,444		1,371,746

			1,732,214

Diversified Financial Services 4.6%
Bank of America	22,420		1,127,053
CIT Group	13,700		550,740
Citigroup	22,178		1,035,047
JPMorgan Chase	28,340		1,298,539

			4,011,379

Diversified Telecommunication Services 1.1%
Qwest Communications	58,800		538,608
Time Warner Telecom (Class A)*	19,600		430,612

			969,220

Energy Equipment and Services 1.1%
Halliburton	24,100		925,440

Food and Staples Retailing 2.0%
CVS/Caremark	10,400		412,152
Rite Aid*	221,693		1,024,222
Wal-Mart Stores	7,200		314,280

			1,750,654

Health Care Equipment and Supplies 1.6%
Boston Scientific*	61,724		861,050
C.R. Bard	2,500		220,475
Gen-Probe*	4,800		319,584

			1,401,109

Health Care Providers and Services 0.4%
Quest Diagnostics	5,800		335,066

Hotels, Restaurants and Leisure 1.5%
Las Vegas Sands*	3,600		480,312
Starbucks*	32,900		861,980

			1,342,292

Independent Power Producers and Energy Traders 0.6%
AES*	14,700		294,588
Mirant*	4,600		187,128

			481,716

Industrial Conglomerates 2.2%
3M	6,100		570,838
General Electric	31,940		1,322,316

			1,893,154

Insurance 1.4%
American International Group	6,900		466,785
Hartford Financial Services Group	7,700		712,635

			1,179,420

Internet Software and Services 3.1%
Google (Class A)*	1,100		623,997
SAVVIS	20,600		798,868
Yahoo!*	45,945		1,233,164

			2,656,029

IT Services 0.2%
Cognizant Technology Solutions (Class A)*	1,900		151,563

Life Sciences Tools and Services 0.2%
Applied Biosystems Group	3,900		135,096

Machinery 0.6%
Joy Global	10,600		539,116

Media 1.6%
Gemstar-TV Guide International*	205,000		1,426,800

Metals and Mining 1.4%
Alcoa	10,400		406,848
Barrick Gold	7,700		310,156
Freeport-McMoRan Copper & Gold (Class B)	4,800		503,472

			1,220,476

Multi-Utilities 0.3%
TECO Energy	16,300		267,809

Multiline Retail 1.1%
Kohl’s	17,100		980,343

Oil, Gas and Consumable Fuels 4.5%
Cameco	11,700		541,008
ConocoPhillips	10,500		921,585
El Paso	34,500		585,465
Exxon Mobil	14,410		1,333,790
Marathon Oil	3,000		171,060
XTO Energy	6,000		371,040

			3,923,948

Pharmaceuticals 2.8%
Adams Respiratory Therapeutics	8,400		323,736
Bristol-Myers Squibb	20,900		602,338
Johnson & Johnson	4,600		302,220
Pfizer	12,058		294,577
Wyeth	20,820		927,531

			2,450,402

Real Estate Investment Trusts 0.3%
SL Green Realty	2,400		280,248

Road and Rail 0.2%
YRC Worldwide	5,373		146,790

Semiconductors and Semiconductor Equipment 2.5%
Advanced Micro Devices*	32,250		425,700
Broadcom (Class A)*	4,500		163,980
Intel	9,900		256,014
Marvell Technology Group*	20,805		340,578
Maxim Integrated Products	15,900		466,665
QIMONDA (ADR)*	24,100		272,330
Texas Instruments	7,400		270,766

			2,196,033

Software 1.6%
Adobe Systems	6,000		261,960
BEA Systems*	82,185		1,139,906

			1,401,866

Specialty Retail 2.2%
OfficeMax	31,800		1,089,786
Urban Outfitters*	36,821		802,698

			1,892,484

Tobacco 1.5%
Altria Group	19,265		1,339,495

Wireless Telecommunication Services 0.7%
NII Holdings*	7,700		632,555

Total Common Stocks and Warrants			53,152,656

Corporate Bonds 14.3%
Airlines 0.4%
Continental Airlines 8.75%, 12/1/2011	$250,000		241,250
Continental Airlines Series A 5.983%, 4/19/2022	95,000		92,049

			333,299

Automobiles 0.8%
DaimlerChrysler 6.053%, 3/13/2009#	120,000		119,253
DaimlerChrysler North America 4.875%, 6/15/2010	140,000		138,498
Ford Motor 7.45%, 7/16/2031	250,000		197,500
General Motors 8.375%, 7/15/2033	250,000		220,313

			675,564

Capital Markets 0.7%
Ameriprise Financial 5.35%, 11/15/2010	140,000		141,020
Bear Stearns 5.35%, 2/1/2012	75,000		73,588
Eaton Vance 6.5%, 10/2/2017	35,000		34,936
Goldman Sachs Group 5.75%, 10/1/2016	60,000		59,478
Lehman Brothers Holdings 5.75%, 5/17/2013	60,000		59,651
Merrill Lynch 6.05%, 5/15/2012	60,000		61,584
Morgan Stanley 5.45%, 1/9/2017	185,000		178,713

			608,970

Chemicals 0.4%
Mosaic 7.625% 12/1/2016†	50,000		53,563
Nova Chemicals 8.484%, 11/15/2013#	200,000		197,000
Praxair 5.375%, 11/1/2016	115,000		113,052

			363,615

Commercial Banks 0.1%
Corporacion Andina de Fomento 5.75%, 1/12/2017	110,000		108,100

Commercial Services and Supplies 0.0%
Cintas Corporation No. 2, 6.15%, 8/15/2036	30,000		29,737

Communications Equipment 0.3%
Nortel Networks 10.75%, 7/15/2016	250,000		262,500

Consumer Finance 0.9%
American Express 6.15%, 8/28/2017	30,000		30,330
General Motors 6.75%, 12/1/2014	250,000		226,905
Nissan Motor Acceptance 5.625%, 3/14/2011†	295,000		299,357
Rental Service 9.5%, 12/1/2014	250,000		240,000

			796,592

Diversified Financial Services 0.7%
CIT Group Funding 5.764%, 3/12/2009#	80,000		76,930
JPMorgan Chase 5.375%, 10/1/2012	60,000		60,129
Level 3 Financing 9.15%, 2/15/2015#	250,000		239,375
Residential Capital 6.125%, 11/21/2008	250,000		223,807

			600,241

Diversified Telecommunication Services 0.7%
Citizens Communications 6.625%, 3/15/2015	250,000		246,250
Embarq 7.082%, 6/1/2016	25,000		25,959
Qwest 7.5%, 10/1/2014	300,000		313,500
Qwest Communications 9.058%, 2/15/2009#	66,000		66,990

			652,699

Electric Utilities 0.3%
Exelon Generation 6.2%, 10/1/2017	45,000		45,119
Florida Power and Light 5.85%, 5/1/2037	35,000		33,979
Indiana Michigan Power Company 6.05%, 3/15/2037	110,000		105,440
MidAmerican Energy Holdings 6.125%, 4/1/2036	100,000		97,399

			281,937

Energy Equipment and Services 0.1%
Complete Production Services 8%, 12/15/2016	25,000		24,844
W & T Offshore 8.25%, 6/15/2014	25,000		24,188

			49,032

Food and Staples Retailing 0.1%
Safeway 6.35%, 8/15/2017	125,000		127,234

Food Products 0.7%
Corn Products 6%, 4/15/2017	120,000		119,781
Pilgrims Pride 8.375%, 5/1/2017	250,000		256,250
Smithfield Foods 7%, 8/1/2011	240,000		244,200

			620,231

Health Care Providers and Services 1.4%
CHS Community Health Systems 8.875%, 7/15/2015	250,000		258,125
Fresenius Medical Care Capital Trust 7.875%, 6/15/2011	140,000		145,950
HCA 9.125%, 11/15/2014	250,000		264,375
HealthSouth 11.409%, 6/15/2014#	250,000		261,875
Tenet Healthcare 9.25%, 2/1/2015	300,000		266,250

			1,196,575

Household Durables 0.4%
Jarden 7.5%, 5/1/2017	250,000		243,125
Standard PAC 9.25%, 4/15/2012	125,000		84,375

			327,500

Household Products 0.1%
Kimberly-Clark 6.125%, 8/1/2017	80,000		82,554

Insurance 0.2%
Chubb 6%, 5/11/2037	45,000		43,108
Prudential Financial 6.1%, 6/15/2017	120,000		121,143

			164,251

IT Services 0.3%
iPayment 9.75%, 5/15/2014	250,000		240,000

Media 1.2%
Cablevision Systems 9.82%, 4/1/2009#	200,000		207,000
Charter Communications Holdings I 13.5%, 1/15/2014	200,000		197,000
Readers Digest 9%, 2/15/2017	250,000		226,250
Time Warner:
5.40%, 7/2/2012†	130,000		128,534
6.5%, 11/15/2036	60,000		58,071
Walt Disney 6%, 7/17/2017	60,000		61,534
XM Satellite Radio 9.856%, 5/1/2013#	200,000		198,500

			1,076,889

Multi-Utilities 0.1%
Dominion Resources 5.6%, 11/15/2016	110,000		106,906

Multiline Retail 0.5%
JC Penney 6.375%, 10/15/2036	120,000		112,638
Neiman Marcus 9%, 10/15/2015	250,000		267,500
Target 5.375%, 5/1/2017	80,000		76,871

			457,009

Office Electronics 0.2%
Xerox:
5.5%, 5/15/2012	120,000		118,972
7.625%, 6/15/2013	50,000		51,961

			170,933

Oil, Gas and Consumable Fuels 1.4%
Amerada Hess 7.125%, 3/15/2033	55,000		59,428
Canadian National Resources 6.5%, 2/15/2037	80,000		80,065
Chesapeake Energy 7.625%, 7/15/2013	250,000		244,375
Marathon Oil 6.6%, 10/1/2037	50,000		51,291
OPTI Canada 8.25%, 12/15/2014	50,000		50,250
Peabody Energy 6.875%, 3/15/2013	140,000		142,100
Pemex Project Funding 8%, 11/15/2011	200,000		219,200
Plains Exploration Production 7.75%, 6/15/2015	300,000		295,500
XTO Energy 6.25%, 8/1/2017	80,000		81,368

			1,223,577

Paper and Forest Products 0.2%
Bowater 8.694%, 3/15/2010#	200,000		170,000

Pharmaceuticals 0.1%
Wyeth 5.95%, 4/1/2037	60,000		58,098

Real Estate Investment Trusts 0.4%
Health Care Properties 6%, 1/30/2017	110,000		105,235
Hospitality Property Trust 6.7%, 1/15/2018	45,000		44,821
iStar Financial 5.5%, 6/15/2012	145,000		135,484
Prologis Trust 5.625%, 11/15/2016	110,000		104,450

			389,990

Road and Rail 0.3%
Avis Budget Car Rental 8.058%, 5/15/2014#	250,000		245,000
PacifiCorp 6.25%, 10/15/2037	60,000		59,925

			304,925

Semiconductors and Semiconductor Equipment 0.4%
Freescale Semiconductor 10.125%, 12/15/2016	350,000		327,250

Specialty Retail 0.3%
Asbury Automotive Group 7.625%, 3/15/2017	25,000		23,125
GameStop 9.235%, 10/1/2011#	200,000		204,000

			227,125

Thrifts and Mortgage Finance 0.2%
Countrywide Financial 5.8%, 6/7/2012	90,000		84,440
MGIC Investment 5.625%, 9/15/2011	80,000		77,774

			162,214

Wireless Telecommunication Services 0.3%
MetroPCS Wireless 9.25%, 11/1/2014	250,000		256,250

Total Corporate Bonds			12,451,797

Preferred Stocks 6.6%
Capital Markets 1.7%
Bear Stearns:
Series E 6.15%	6,200	shs.	296,050
Series F 5.72%	6,400		291,552
Series G 5.49%	6,800		283,900
Lehman Brothers Holdings:
Series D 5.67%	6,500		296,725
Series F 6.5%	12,500		310,000

			1,478,227

Chemicals 0.7%
E. I. du Pont de Nemours:
Series A $3.50	4,300		296,700
Series B $4.50	3,500		280,000

			576,700

Commercial Banks 0.4%
HSBC USA (Series F) 5.28%#	13,100		332,216

Diversified Financial Services 0.3%
Citigroup (Series M) 5.864%	6,200		311,860

Electric Utilities 0.3%
Pacific Gas & Electric (Series A) 6%	12,400		311,612

Multi-Utilities 0.4%
Consolidated Edison (Series A) $5.00	3,500		317,030

Thrifts and Mortgage Finance 2.8%
Fannie Mae:
Series H 5.81%	6,600		307,890
Series L 5.125%	7,500		317,625
Series M 4.75%	8,100		324,405
Freddie Mac:
Series F 5%	7,700		315,700
Series K 5.79%	6,100		290,360
Series O 5.81%	6,200		292,330
Series P 6%	6,200		296,360
Series R 5.7%	6,700		293,795

			2,438,465

Total Preferred Stocks			5,766,110

US Government and Government Agency Securities 6.0%
US Government Securities 2.3%
US Treasury Bonds:
8.125%, 8/15/2021	$60,000		79,711
5.375%, 2/15/2031	280,000		299,819
4.5%, 2/15/2036	231,000		219,071
4.75%, 2/15/2037	45,000		44,392
US Treasury Inflation-Protected Securities:
2%, 4/15/2012	51,327		50,970
2%, 1/15/2016	183,664		179,589
2.375%, 1/15/2017	201,419		202,930
US Treasury Notes:
4.5%, 3/31/2009	10,000		10,080
4.875%, 5/31/2009	40,000		40,600
4.125%, 8/31/2012	610,000		607,713
4.25%, 8/15/2013	195,000		194,863
4.75%, 8/15/2017	125,000		126,719

			2,056,457

Government Agency Securities ø 0.5%
Fannie Mae:
5.25%, 3/5/2014	100,000		100,675
5%, 7/9/2018	100,000		96,903
Federal Home Loan Bank 5.25%, 7/24/2018	200,000		196,244
Tennessee Valley Authority 5.5%, 7/18/2017	60,000		61,948

			455,770

Government Agency Mortgage-Backed Securities ††ø 3.2%
Fannie Mae:
8.5%, 9/1/2015	38,510		41,736
5.5%, 11/1/2020	68,827		68,704
4.5%, 12/1/2020#	198,902		191,762
5.45%, 8/25/2035#	212,422		211,886
5.5%, 10/1/2035	222,263		218,002
5.352%, 4/1/2036#	190,743		190,458
6.054%, 4/1/2036#	279,559		285,955
5.994%, 8/1/2036#	198,610		201,093
6.08%, 8/1/2036#	271,431		275,206
5.867%, 6/1/2037#	360,904		363,755
Freddie Mac Gold:
8%, 12/1/2023	49,239		51,987
6.164%, 8/1/2036#	245,951		249,228
6.115%, 12/1/2036#	201,047		202,845
5.968%, 4/1/2037#	193,477		194,560

			2,747,177

Total US Government and Government Agency Securities			5,259,404

Options Purchased* 1.9%
Biotechnology 0.2%
Amgen, Call expiring January 2009 at $60	18,800	shs.	125,960

Capital Markets 0.1%
Bear Stearns, Call expiring January 2008 at $150	3,900		9,360
Lehman Brothers Holdings, Call expiring January 2008 at $60	4,000		24,800
Lehman Brothers Holdings, Call expiring January 2009 at $80	9,600		41,280

			75,440

Communications Equipment 0.4%
Comverse Technology, Call expiring January 2008 at $20	50,700		77,318
JDS Uniphase, Call expiring January 2009 at $15	41,900		134,080
Motorola, Call expiring January 2009 at $20	26,300		52,600
QUALCOMM, Call expiring January 2009 at $40	6,500		54,405

			318,403

Computers and Peripherals 0.1%
Seagate Technology, Call expiring January 2009 at $25	22,900		116,790

Containers and Packaging 0.0%
Smurfit-Stone Container, Call expiring January 2008 at $10	13,000		28,600

Diversified Financial Services 0.1%
CIT Group, Call expiring January 2008 at $35	11,700		88,920
CIT Group, Call expiring January 2008 at $40	7,300		30,660

			119,580

Health Care Equipment and Supplies 0.1%
Boston Scientific, Call expiring January 2009 at $20	46,400		38,280

Hotels, Restaurants and Leisure 0.0%
Starbucks, Call expiring January 2009 at $30	13,200		32,340

Internet Software and Services 0.2%
Yahoo!, Call expiring January 2009 at $25	8,700		51,765
Yahoo!, Call expiring January 2009 at $30	22,100		76,245

			128,010

Metals and Mining 0.1%
Alcoa, Call expiring January 2008 at $35	10,700		62,060

Multiline Retail 0.1%
Kohl’s, Call expiring January 2008 at $55	10,800		69,120
Macy’s, Call expiring January 2008 at $30	11,400		53,580

			122,700

Semiconductors and Semiconductor Equipment 0.3%
Advanced Micro Devices, Call expiring January 2008 at $15	34,700		26,719
Intel, Call expiring January 2009 at $20	20,800		158,080
Marvell Technology, Call expiring January 2009 at $20	26,400		54,384
Micron Technology, Call expiring January 2009 at $15	52,000		52,000

			291,183

Software 0.1%
BEA Systems, Call expiring January 2008 at $10	20,200		80,800

Specialty Retail 0.0%
OfficeMax, Call expiring January 2008 at $45	14,100		5,640
OfficeMax, Call expiring February 2008 at $32.50	6,200		28,520

			34,160

Thrifts and Mortgage Finance 0.0%
Countrywide Financial, Call expiring January 2009 at $37.50	400		380

Tobacco 0.1%
Altria Group, Call expiring January 2008 at $85	12,300		119,310

Total Options Purchased			1,693,996

Asset-Backed Securities †† 1.0%
Bear Stearns Alternate Trust 4.784%, 4/25/2035#	$83,769		82,932
Centex Home Equity 7.181%, 12/25/2032#	188,903		131,436
Equifirst Mortgage Loan Trust 3.51%, 12/25/2032#	145,956		143,151
GS Mortgage Loan Trust 5.321%, 7/25/2035#	95,756		94,335
GSAA Home Equity Trust 5.344%, 9/25/2035#	65,000		62,884
Irwin Home Equity 5.511%, 2/25/2034#	100,815		99,492
Structured Asset Securities 4.04%, 6/25/2033#	268,878		263,329

Total Asset-Backed Securities			877,559

Collateralized Mortgage Obligations †† 0.8%
Bank of America Mortgage Securities 5.658%, 7/25/2034#	70,218		70,607
Homestar Mortgage Acceptance 5.451%, 3/25/2034#	92,750		92,399
Indymac Index Mortgage Loan Trust 6.183%, 3/25/2036#†	246,527		251,349
Wells Fargo 4.732%, 7/25/2034#	254,107		249,195

Total Collateralized Mortgage Obligations			663,550

Short-Term Holdings 7.6%
Equity Linked Notes## 6.8%
Deutsche Bank:
36.2%, 11/2/2007(a)	518,644		463,849
33.25%, 2/1/2008(b)	598,000		562,150
Goldman Sachs Group:
40%, 2/19/2008(c)	575,000		544,048
40%, 3/19/2008(d)	587,000		622,202
Lehman Brothers Holdings:
41.66%, 2/9/2008(e)	598,000		543,923
39.35%, 3/5/2008(f)	574,000		610,219
37.51%, 3/19/2008(g)	587,000		588,943
Merrill Lynch:
30%. 10/3/2007(h)	472,000		245,431
30%, 10/23/2007(i)	271,000		268,385
Morgan Stanley:
30%, 10/19/2007(j)	370,000		306,376
44.61%, 2/15/2008(k)	585,000		505,996
44%, 3/20/2008(l)	600,000		621,186

Total Equity Linked Notes			5,882,708

Repurchase Agreement 0.8%
Fixed Income Clearing Corporation 4.45%, dated 9/28/2007,
maturing 10/1/2007, in the amount of $681,253, collateralized by: $695,000 Fannie Mae 5.4%, 6/15/2015 with a fair market value of $701,950	681,000		681,000

Government Agency Mortgage-Backed Securities ††ø 0.0%
Fannie Mae 7%, 7/1/2008	8,288		8,352

Total Short-Term Holdings			6,572,060

Total Investments 99.3%			86,437,132

Other Assets Less Liabilities 0.7%			576,369

Net Assets 100.0%			$87,013,501

*	Non-income producing security.

ADR - American Depositary Receipts.

†	The security may be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933.

††	Investments in mortgage-backed and asset-backed securities are subject to principal paydowns. As a result of prepaydowns from refinancing or satisfaction of the underlying instruments, the average life may be less than the original maturity. This, in turn, may impact the ultimate yield realized from these instruments.

ø	Securities issued by these agencies are neither guaranteed nor issued by the United States Government.

#	Floating rate security, the interest rate is reset periodically. The interest rate disclosed reflects the rate in effect at September 30, 2007.

##	The security may be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933. These notes are exchangable at maturity, based on the terms of the respective notes, for shares of common stock of a company or cash at a maturity value which is generally determined as follows:

The principal amount of the notes plus or minus the lesser of A) the lowest return of the companies’ respective stock prices determined at maturity from the date of purchase of the notes, or B) the percent limit indicated below in parentheses:

(a)	Herbalife, JetBlue Airways and Qwest Communications International (+10%)

(b)	Gemstar - TV Guide International, OfficeMax and Qwest Communications International (+20%)

(c)	Delta Air Lines, Discover Financial Services and SAVVIS (no limit)

(d)	Gemstar - TV Guide International, UTI Worldwide and Yahoo! (no limit)

(e)	Network Appliance, Rite Aid and Yahoo! (+20%)

(f)	Boston Scientific, Comverse Technology and Marvell Technology (no limit)

(g)	Comverse Technology, Kohl’s and Marvell Technology (no limit)

(h)	Archer Daniels Midland, Countrywide Financial and Foot Locker (+10%)

(i)	Adams Respiratory Therapeutics, Seagate Technology and Smurfit-Stone Container (+5%)

(j)	Adams Respiratory Therapeutics, Alcatel-Lucent ADR and UTI Worldwide (+9%)

(k)	QIMONDA ADR, Rite Aid and Washington Mutual (+20%)

(l)	Boston Scientific, Fortress Investment and Rite Aid (no limit)

The cost of investments for federal income tax purposes was $85,080,362. The tax basis gross appreciation and depreciation of portfolio securities were $5,455,479 and $4,098,709, respectively. Net appreciation was $1,356,770.

Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Fixed income securities not listed on an exchange or security market are valued by independent pricing services based on bid prices which consider such factors as coupons, maturities, credit ratings, liquidity, specific terms and features, and the US Treasury yield curve or are valued by J. & W. Seligman & Co. Incorporated (Manager of the Fund) based on quotations provided by primary market makers in such securities. Equity securities not listed on an exchange or security market, or equity securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by the Manager based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings maturing in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the Manager believes it approximates fair value.

ITEM 2. CONTROLS AND PROCEDURES.

a.	The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN INCOME AND GROWTH FUND, INC.

By:	/S/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	November 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	November 26, 2007

By:	/S/ LAWRENCE P. VOGEL

Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	November 26, 2007

SELIGMAN INCOME AND GROWTH FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.